Bank Borrowings (Tables)	12 Months Ended
Nov. 30, 2023
Bank Borrowings [Abstract]
Schedule of Bank Borrowings
	As of November 30,
	2022	2023	2023
	HK$	HK$	US$
Bank loans secured and repayable
Within 12 months	454,584	460,502	58,967
Over 1 year	2,953,174	2,493,663	319,311
Total	3,407,758	2,954,165	378,278